Summary of Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Basis of Accounting

Basis of Accounting

The financial statements of the Plan are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP). The Financial Accounting Standards Board (FASB) provides authoritative guidance regarding U.S. GAAP through the Accounting Standards Codification (ASC) and related Accounting Standards Updates (ASUs).

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Cash and Cash Equivalent

Cash and Cash Equivalents

For purposes of the financial statements, liquid instruments with an original maturity of three months or less are considered cash equivalents. The Plan’s cash deposits in a financial institution may at times exceed federally insured limits. The Plan’s management does not believe that the Plan is exposed to any significant credit risk in any such accounts.

Investment Valuation and Income Recognition

Investment Valuation and Income Recognition

Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan’s trustees determine the Plan’s valuation policies utilizing information provided by the investment advisers. See Note 3 for discussion of fair value measurements.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation, or depreciation, includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Administrative Expenses

Administrative Expenses

Certain expenses of maintaining the Plan are paid directly by the Company and are excluded from these financial statements. Investment related expenses are included in net appreciation in fair value of investments.

Plan Amendment	Plan Amendment Effective December 1, 2023, the minimum age requirement was lowered from 21 to 18 years of age.
Subsequent Events	Subsequent Events The Plan has evaluated subsequent events through October 21, 2025, the date the financial statements were available to be issued.